CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	9 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2014 CNY (¥) ¥ / shares shares
Revenues:
Accommodation reservation	$ 539,592,117	¥ 3,429,431,656	¥ 2,359,527,084
Transportation ticketing	504,979,393	3,209,447,030	2,176,375,590
Packaged-tour	207,437,627	1,318,390,585	822,005,605
Corporate travel	53,098,437	337,472,425	265,257,406
Others	26,719,492	169,818,402	128,984,581
Total revenues	1,331,827,066	8,464,560,098	5,752,150,266
Less: business tax and related surcharges	(69,395,046)	(441,047,155)	(318,530,671)
Net revenues	1,262,432,020	8,023,512,943	5,433,619,595
Cost of revenues	(358,770,765)	(2,280,203,474)	(1,516,993,510)
Gross profit	903,661,255	5,743,309,469	3,916,626,085
Operating expenses:
Product development	(383,323,556)	(2,436,251,190)	(1,532,161,154)
Sales and marketing	(352,337,456)	(2,239,315,933)	(1,507,008,354)
General and administrative	(123,024,118)	(781,892,086)	(627,347,241)
Total operating expenses	(858,685,130)	(5,457,459,209)	(3,666,516,749)
Income from operations	44,976,125	285,850,260	250,109,336
Interest income	50,482,261	320,845,061	247,424,398
Interest expense	(32,610,210)	(207,257,452)	(111,867,645)
Other income (net)	376,066,096	2,390,125,681	98,506,283
Income before income tax expense, equity in income of affiliates and non-controlling interests	438,914,272	2,789,563,550	484,172,372
Income tax expense	(62,732,982)	(398,705,739)	(144,200,240)
Equity in income/(loss) of affiliates	(6,484,170)	(41,210,788)	48,771,518
Net income	369,697,120	2,349,647,023	388,743,650
Net loss attributable to non-controlling interests	12,946,220	82,280,999	78,420,837
Net income attributable to Ctrip's shareholders	382,643,340	2,431,928,022	467,164,487
Net income	369,697,120	2,349,647,023	388,743,650
Other comprehensive income:
Foreign currency translation	(47,449,083)	(301,567,389)	(53,592,067)
Unrealized securities holding gains , net of tax	100,645,060	639,659,744	222,706,701
Total comprehensive income	422,893,097	2,687,739,378	557,858,284
Comprehensive loss attributable to non-controlling interests	12,946,220	82,280,999	78,420,837
Comprehensive income attributable to Ctrip's shareholders	$ 435,839,317	¥ 2,770,020,377	¥ 636,279,121
Weighted average ordinary shares outstanding
- Basic shares (in shares)	35,460,682	35,460,682	34,038,621
- Diluted shares (in shares)	45,126,192	45,126,192	39,718,398
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 32,210,591	¥ 204,717,632	¥ 133,986,656
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	7,509,045	47,724,489	39,341,990
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 30,472,045	¥ 193,668,130	¥ 196,707,143
Ordinary shares
Earnings per ordinary share/ADS
- Basic (in dollars per share) | (per share)	$ 10.79	¥ 68.58	¥ 13.72
- Diluted (in dollars per share) | (per share)	8.99	57.11	11.99
ADS
Earnings per ordinary share/ADS
- Basic (in dollars per share) | (per share)	1.35	8.58	1.71
- Diluted (in dollars per share) | (per share)	$ 1.13	¥ 7.14	¥ 1.50